Financial Instruments - Summary of Maturity Analysis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	¥ 9,991	¥ 19,975
Borrowings	60,584	55,048
Refund liabilities	7,541	7,989
Guarantee deposits	2,635	2,590
Liabilities associated with deferred fixed payments for separately acquired intangible assets	2,528	3,189
Total	83,279	88,791
Contractual cash flow, Bonds	10,069	20,149
Contractual cash flow, Borrowings	62,311	55,316
Contractual cash flow, Refund liabilities	7,541	7,989
Contractual cash flow, Guarantee deposits	2,635	2,590
Contractual cash flow, Liabilities associated with deferred fixed payments for separately acquired intangible assets	2,546	3,265
Contractual cash flow, Total	85,102	89,309
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow, Bonds	59	10,080
Contractual cash flow, Borrowings	4,110	4,489
Contractual cash flow, Refund liabilities	7,541	7,989
Contractual cash flow, Guarantee deposits	2,635	2,590
Contractual cash flow, Liabilities associated with deferred fixed payments for separately acquired intangible assets	2,546	762
Contractual cash flow, Total	16,891	25,910
Over 1 year within 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow, Bonds	10,010	59
Contractual cash flow, Borrowings	3,379	3,849
Contractual cash flow, Liabilities associated with deferred fixed payments for separately acquired intangible assets		2,503
Contractual cash flow, Total	13,389	6,411
Over 2 years within 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow, Bonds		10,010
Contractual cash flow, Borrowings	3,279	3,131
Contractual cash flow, Total	3,279	13,141
Over 3 years within 4 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow, Borrowings	3,439	3,047
Contractual cash flow, Total	3,439	3,047
Over 4 years within 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow, Borrowings	13,330	3,214
Contractual cash flow, Total	13,330	3,214
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow, Borrowings	34,774	37,586
Contractual cash flow, Total	¥ 34,774	¥ 37,586